EQUITY (Convertible Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Event	Dec. 31, 2011
Equity [Abstract]
Convertible stock shares outstanding (in shares)	50,000	50,000
Convertible stock, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible stock held by advisor and affiliated persons (in shares)	49,063
Convertible stock held by outside investors (in shares)	937
Number of events	2
Percentage on original share price (in hundredths)	100.00%
Percentage non-compounded annual return (in hundredths)	10.00%
Aggregate percentage return (in hundredths)	10.00%